Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Carrying amounts and estimated fair values of financial instruments

	December 31, 2020		December 31, 2019
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$52,583	$52,583	$43,525	$43,525
Current derivative assets:
Interest rate swap contracts	—	—	674	674
Foreign exchange forward contracts	—	—	246	246
Non-current derivative assets:
Interest rate swap contracts	—	—	648	648
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	10,695	10,695	910	910
Non-current derivative liabilities:
Interest rate swap contracts	19,358	19,358	5,133	5,133
Long-term debt, current and non-current	1,036,118	1,036,118	1,002,813	1,002,813

Schedule of assets and liabilities measured at fair value on recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2020	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$52,583	$52,583	$—	$—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	10,695	—	10,695	—
Non-current derivative liabilities:
Interest rate swap contracts	19,358	—	19,358	—
Long-term debt, current and non-current	1,036,118	—	1,036,118	—

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2019	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$43,525	$43,525	$—	$—
Current derivative assets:
Interest rate swap contracts	674	—	674	—
Foreign exchange forward contracts	246	—	246	—
Non-current derivative assets:
Interest rate swap contracts	648	—	648	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	910	—	910	—
Non-current derivative liabilities:
Interest rate swap contracts	5,133	—	5,133	—
Long-term debt, current and non-current	1,002,813	—	1,002,813	—